Other Operating Income and Gains	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Other Operating Income and Gains
6	OTHER OPERATING INCOME AND GAINS

	2017	2016	2015
	RMB million	RMB million	RMB million
Subsidy income (note (a))	4,941	4,531	4,131
Gain on disposal of property, plant and equipment	69	158	399
Gain on disposal of prepayments for land use right	5	3	1
Gain on disposal of available-for-sale investments	4	95	33
Dividend income from available-for-sale investments	33	28	13
Gain on disposal of an associate	12	12	—
Compensation from ticket sales agents	271	228	248
Gain on disposal of a subsidiary (note 43)	1,754	—	41
Others (note (b))	392	414	403

	7,481	5,469	5,269

Notes:

(a)	Subsidy income mainly represents (i) subsidies granted by various local governments based on certain amounts of tax paid; (ii) subsidies granted by various local governments and other parties to encourage the Group to operate certain routes to cities where these governments are located.

There are no unfulfilled conditions and other contingencies related to subsidies that were recognized for the years ended 31 December 2017, 2016 and 2015.

(b)	Others mainly represent compensation from transfer of the pilots.